Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Lease Payments Abstract
2023	$ 379
2024	246
2025	172
2026	102
2027	66
2028- 2034	493
Total	$ 1,458